6. INTANGIBLE ASSETS (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets Details Narrative
Useful lives of intangible assets	14 years		14 years		14 years
Amortization expense	$ 16,072	$ 16,072	$ 48,215	$ 48,215	$ 64,285	$ 64,285